Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2016
General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP	0.10%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage in Dynagas LNG Partners LP	44.00%